Environmental (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Environmental remediation costs	$ 7.8	$ 7.1	$ 11.2
Accrued environmental liability	$ 117.2	115.0
Period for environmental remediation	30 years
Other Noncurrent Liabilities
Loss Contingencies [Line Items]
Accrued environmental liability	$ 99.1	$ 94.0